Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 26, 2012
Entity Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 26, 2012
Prospectus Date	rr_ProspectusDate	Dec. 26, 2012
HSBC Prime Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities to the extent permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

Supplement [Text Block]	reaxx_SupplementTextBlock

HSBC FUNDS

Supplement Dated December 26, 2012 to the
HSBC Prime Money Market Fund Prospectus
Dated February 28, 2012, as Supplemented (“Prospectus”)

The second paragraph under “HSBC Prime Money Market Fund – Summary Section – Principal Investment Strategies” on page 10 of the Prospectus is deleted and replaced with the following:

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities to the extent permitted by Rule 2a-7 of the Investment Company Act of 1940, as amended.

Disclosure regarding the risks of investing in repurchase agreements under “HSBC Prime Money Market Fund – Summary Section – Principal Investment Risks” on page 11 of the Prospectus is deleted and replaced with the following:

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

PLEASE RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE